Significant Accounting Policies - Schedule of Computing Straight-Line Amortization (Details)	12 Months Ended
Dec. 31, 2024
Trade Names [Member]
Schedule of Computing Straight-Line Amortization (Details)
Property, plant and equipment, depreciation percentage	10.00%
Internal-Use Software [Member]
Schedule of Computing Straight-Line Amortization (Details)
Property, plant and equipment, depreciation percentage	33.00%